Share capital (Details Narrative) $ in Thousands	1 Months Ended			3 Months Ended				12 Months Ended
	Sep. 30, 2025 USD ($) shares	May 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2021 shares	Sep. 30, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Dec. 31, 2024 shares	Jun. 29, 2023 shares	Jun. 29, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Restricted stock unit vested and settled				100,000
Exercise of warrants, shares		109,545			1,243,000	2,380,554
Exercise of warrants | $		$ 75			$ 857	$ 2,188
Issuance costs | $	$ 2,460	$ 2			$ 17		$ 803
Proceeds from share issue | $	20,653						8,692
Purchase price per share | $ / shares										$ 3.05
Warrants issued										575,046
Fair value of warrants | $	$ 577
Expected volatility	80.67%
Risk free interest rate	4.50%
Expected volatility	0.00%
Number of shares issued				100,000
Number of outstanding share options				0
Share based compensation | $				$ 222			$ 43
Number of shares vested				1,143,239
Cash paid to employees and directors for the surrender of vested awards | $				$ 1,605
Cash paid to directors and key management for the surrender of vested awards | $				$ 1,017
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										3,363,631
Share issue related cost													1,300,000	997,253
Total shares reserved for issuance													5,660,884
Number of shares outstanding				2,449,176	3,672,415			3,672,415
Number of shares issued				20,000				502,658
Share based compensation | $				$ 222			$ 43
Number of shares vested				1,143,239				609,866
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share				2,449,176
Warrants [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share				604,918
Number of shares issued
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants, shares								3,733,099
Exercise of warrants | $								$ 3,120
Issuance costs | $								$ 3,549
Private placement , shares	9,584,100							15,086,208
Purchase price per share | $ / shares										$ 3.00
Number of shares issued				72,537,664	72,437,664			72,437,664	50,000			53,618,357			125,070	872,183
Number of shares remaining for future issuance									2,064,455
Private placements [member]
IfrsStatementLineItems [Line Items]
Issuance costs | $			$ 1,070
Proceeds from share issue | $			$ 8,692
Private placement , shares			5,502,108
Purchase price per share | $ / shares											$ 2.25
Warrants issued											330,126
Fair value of warrants | $			$ 267
Risk free interest rate			4.50%
Expected volatility			0.00%
Private placements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares											$ 2.01
Expected volatility			75.95%
Private placements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares											$ 2.51
Expected volatility			76.58%